UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard Ohio Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Long-Term Tax-Exempt Fund	11/30/2018	5/31/2019	Period
Based on Actual Fund Return	$1,000.00	$1,065.25	$0.67
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Ohio Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	2.6%
1 - 3 Years	4.1
3 - 5 Years	2.3
5 - 10 Years	9.4
10 - 20 Years	44.2
20 - 30 Years	32.3
Over 30 Years	5.1

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (99.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/38		5,535	6,072
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/42		2,780	2,970
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		4,170	4,784
Akron OH COP	4.000%	12/1/30		535	585
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/28		285	327
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/29		610	697
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/30		2,090	2,372
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/30		1,415	1,709
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		1,500	1,688
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,300	1,564
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,300	1,453
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	6/1/20	(Prere.)	8,000	8,271
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	4,015	4,197
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,320	6,847
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		10,020	10,748
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		400	450
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		250	310
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		1,900	2,050
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		4,800	5,158

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/42		2,120	2,458
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	11/1/44		5	5
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/47		9,600	10,193
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/37		10,415	11,164
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/42		8,410	8,985
American Municipal Power Ohio Inc. Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28		110	131
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34		1,380	1,488
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41		1,500	1,583
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,875	4,458
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29		8,365	9,527
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		2,000	2,356
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39		7,000	7,829
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/21	(Prere.)	4,700	5,113
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/28		705	875
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/29		1,195	1,476
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/30		365	448
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/33		1,000	1,122
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/35		1,470	1,632
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/36		1,000	1,107
[1] Athens OH School District GO	4.000%	12/1/29		740	867
[1] Athens OH School District GO	4.000%	12/1/30		380	440
[1] Athens OH School District GO	4.000%	12/1/31		400	459
[1] Athens OH School District GO	3.250%	12/1/48		2,000	2,019
Berea OH City School District GO	4.000%	12/1/47	(15)	750	798
Berea OH City School District GO	4.000%	12/1/53	(15)	2,750	2,910
Big Walnut OH School District School Facilities Construction & Improvement GO	3.250%	12/1/48		2,975	3,003
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		4,425	5,235
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/29		2,010	2,418
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/34		2,000	2,147

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bowling Green State University Ohio Revenue	5.000%	6/1/28		300	365
Bowling Green State University Ohio Revenue	5.000%	6/1/29		435	527
Bowling Green State University Ohio Revenue	5.000%	6/1/31		750	898
Bowling Green State University Ohio Revenue	5.000%	6/1/33		1,075	1,279
Bowling Green State University Ohio Revenue	5.000%	6/1/42		1,000	1,134
Bowling Green State University Ohio Revenue	5.000%	6/1/45		3,250	3,777
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	2,000	2,085
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	6.000%	6/1/20	(Prere.)	2,000	2,089
Brunswick OH City School District GO	5.000%	12/1/31		400	448
Brunswick OH City School District GO	5.000%	12/1/33		500	559
Brunswick OH City School District GO	5.000%	12/1/34		765	854
Brunswick OH City School District GO	5.000%	12/1/35		520	580
Brunswick OH City School District GO	5.000%	12/1/36		500	557
Brunswick OH City School District GO	5.000%	12/1/37		415	462
Butler County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/29		1,700	2,182
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		1,405	1,518
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		2,010	2,135
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	4,000	4,206
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	2,770	2,922
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	1,390	1,466
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/25		3,080	3,676
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/30		1,010	1,106
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/31		1,075	1,172
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/34		3,350	3,648
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		5,610	6,348
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27		615	698
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28		2,200	2,484
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,500	1,645
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/35		300	333
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/36		500	552
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/47		1,435	1,564

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		450	535
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		1,000	1,224
Cincinnati OH City School District COP	5.000%	12/15/29		2,000	2,314
Cincinnati OH City School District COP	5.000%	6/15/31		500	594
Cincinnati OH City School District COP	5.000%	6/15/32		400	474
Cincinnati OH City School District COP	5.000%	6/15/33		400	473
Cincinnati OH City School District COP	3.250%	6/15/34		565	586
Cincinnati OH City School District COP	3.375%	6/15/35		755	787
Cincinnati OH City School District COP	3.500%	6/15/36		600	628
Cincinnati OH City School District COP	3.500%	6/15/37		1,000	1,039
Cincinnati OH City School District COP	3.625%	6/15/38		800	839
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	5,550	5,752
Cincinnati OH City School District GO	5.250%	12/1/30	(14)	4,450	5,946
Cincinnati OH GO	4.000%	12/1/29		1,010	1,166
Cincinnati OH GO	4.000%	12/1/30		500	572
Cincinnati OH GO	4.000%	12/1/30		1,310	1,517
Cincinnati OH GO	4.000%	12/1/31		1,460	1,676
Cincinnati OH Water System Revenue	5.000%	12/1/21	(Prere.)	5,115	5,564
Cincinnati OH Water System Revenue	5.000%	12/1/45		250	290
Clark-Shawnee OH Local School District GO	4.000%	11/1/31		400	452
Clark-Shawnee OH Local School District GO	4.000%	11/1/32		660	743
Clark-Shawnee OH Local School District GO	4.000%	11/1/34		860	962
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/31		530	597
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		775	854
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		500	549
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,200	2,402
Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		2,050	2,199
Cleveland OH Airport System Revenue	5.000%	1/1/30	(4)	2,000	2,312
Cleveland OH Airport System Revenue	5.000%	1/1/30		5,050	5,430
Cleveland OH Airport System Revenue	5.000%	1/1/31	(4)	1,015	1,169
Cleveland OH Income Tax Revenue	4.000%	10/1/28		500	570
Cleveland OH Income Tax Revenue	4.000%	10/1/28		350	399
Cleveland OH Income Tax Revenue	4.000%	10/1/29		300	340
Cleveland OH Income Tax Revenue	4.000%	10/1/29		400	453
Cleveland OH Income Tax Revenue	5.000%	10/1/30		2,505	3,102
Cleveland OH Income Tax Revenue	5.000%	10/1/32		500	606
Cleveland OH Income Tax Revenue	5.000%	10/1/33		500	603
Cleveland OH Income Tax Revenue	5.000%	10/1/37		4,860	5,407
Cleveland OH Municipal School District GO	5.000%	12/1/46		3,000	3,286
Cleveland OH Public Power System Revenue	5.000%	11/15/26	(4)	265	321
Cleveland OH Public Power System Revenue	5.000%	11/15/28	(4)	150	186
Cleveland OH Public Power System Revenue	5.000%	11/15/29	(4)	210	258
Cleveland OH Public Power System Revenue	5.000%	11/15/32	(4)	530	642
Cleveland OH Public Power System Revenue	5.000%	11/15/34	(4)	760	914
Cleveland OH Public Power System Revenue	5.000%	11/15/36	(4)	1,000	1,194
Cleveland OH Public Power System Revenue	5.000%	11/15/37	(4)	595	708
Cleveland OH Public Power System Revenue	5.000%	11/15/38	(4)	825	979

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41		1,500	1,724
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45		1,565	1,794
Cleveland OH Water Revenue	5.000%	1/1/29		140	180
Cleveland OH Water Revenue	4.000%	1/1/30		125	147
Cleveland OH Water Revenue	4.000%	1/1/30		1,000	1,091
Cleveland OH Water Revenue	4.000%	1/1/35		2,000	2,133
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.430%	6/7/19		300	300
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28		680	772
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/30		3,020	3,414
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39		3,010	3,359
Columbus OH City School District GO	5.000%	12/1/26		1,375	1,622
Columbus OH City School District GO	4.000%	12/1/30		750	840
Columbus OH City School District GO	5.000%	12/1/36		2,000	2,386
Columbus OH City School District GO	5.000%	12/1/42		500	590
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/31		4,000	4,796
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/32		2,825	3,387
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/47		1,480	1,741
Columbus OH GO	4.000%	8/15/26		1,055	1,207
Columbus OH GO	4.000%	4/1/29		2,050	2,369
Columbus OH GO	4.000%	4/1/30		5,015	5,805
Columbus OH GO	4.000%	7/1/30		1,200	1,339
Columbus OH GO	4.000%	4/1/31		2,060	2,370
Columbus OH GO	4.000%	4/1/33		1,000	1,135
Columbus OH GO	5.000%	4/1/33		2,085	2,611
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.450%	6/7/19	LOC	1,720	1,720
Columbus OH Sewer Revenue	5.000%	6/1/29		850	1,034
Columbus OH Sewer Revenue	5.000%	6/1/31		1,000	1,166
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34		1,345	1,402
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36		1,000	1,114
[1] Cuyahoga County OH Economic Development Revenue	5.000%	1/1/40		820	985
[1] Cuyahoga County OH Economic Development Revenue	5.000%	1/1/41		725	868
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		85	94
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		4,100	4,609
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/52		9,135	10,054

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	2,500	2,848
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57	1,200	1,317
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	2,000	2,270
Cuyahoga County OH Public Library Fund Special Obligation Revenue	4.000%	12/1/32	1,840	1,972
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,221
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,229
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,208
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,164
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	713
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	2,009
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,495
Cuyahoga OH Community College District Revenue	4.000%	2/1/27	1,000	1,131
Cuyahoga OH Community College District Revenue	4.000%	2/1/28	750	844
Dayton OH Water System Revenue	4.000%	12/1/29	265	301
Dayton OH Water System Revenue	4.000%	12/1/30	200	225
Dayton OH Water System Revenue	4.000%	12/1/31	280	312
Dayton OH Water System Revenue	4.000%	12/1/32	300	332
Dayton OH Water System Revenue	4.000%	12/1/34	970	1,065
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,800	2,950
Dublin OH City School District GO	4.000%	12/1/30	5,380	6,333
Dublin OH Special Obligation Revenue	5.000%	12/1/31	500	630
Dublin OH Special Obligation Revenue	5.000%	12/1/32	550	690
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,041
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,222
Elyria OH City School District GO	5.000%	12/1/29	505	608
Elyria OH City School District GO	4.000%	12/1/51	4,685	4,976
Elyria OH GO	4.000%	12/1/22	300	325
Elyria OH GO	4.000%	12/1/23	575	635
Elyria OH GO	4.000%	12/1/24	400	450
Elyria OH GO	4.000%	12/1/25	470	536
Elyria OH GO	4.000%	12/1/26	640	735
Elyria OH GO	4.000%	12/1/27	670	767
Elyria OH GO	4.000%	12/1/28	695	791
Elyria OH GO	4.000%	12/1/30	280	313
Elyria OH GO	4.000%	12/1/31	225	250
Elyria OH GO	4.000%	12/1/32	280	309
Elyria OH GO	4.000%	12/1/33	440	484
Euclid OH City School District GO	4.750%	1/15/54	5,000	5,497
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,291
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	4,445	5,179
Franklin County OH GO	5.000%	12/1/31	3,000	3,565
Franklin County OH Health Care Facilities Improvement Revenue (Ohio Presbyterian Retirement Services Project)	5.625%	7/1/26	2,800	2,897

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	547
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,498
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/31	5,000	5,565
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/34	2,610	2,999
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	11/15/36	3,665	3,926
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/45	4,640	5,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	7,000	7,560
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/36	1,110	1,213
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/38	775	842
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/39	1,290	1,399
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	7,000	7,506
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/44	2,300	2,480
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/47	2,420	2,602
Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/46	3,880	4,172
[2] Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/46	1,500	1,747
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,701
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,265
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	5,455	6,565
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,167
Fremont City OH School District GO	4.000%	1/15/55	2,000	2,095
Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/28	325	414
Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/29	300	380
Greene County OH Votech School District (Facilities Construction & Improvement) GO	4.000%	12/1/34	700	788
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,433
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,632
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.500%	6/1/42	3,025	3,294

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32		1,750	1,874
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,000	1,111
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/42		2,000	2,119
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		4,450	4,858
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,000	2,115
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		1,400	1,524
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/34		1,000	1,128
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.125%	8/15/37		20	22
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		5,150	5,957
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.250%	8/15/47		3,025	3,201
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		3,000	3,457
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/30		1,360	1,526
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29		1,000	1,211
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30		1,530	1,842
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		6,520	7,240
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32		5,000	5,390
Hamilton OH City School District GO	5.000%	12/1/34		1,500	1,736
Harrison Hills OH City School District GO	4.000%	11/1/54		2,195	2,310
Highland OH Local School District GO	5.250%	12/1/48		5,000	5,610
Highland OH Local School District GO	5.250%	12/1/54		2,000	2,230
Huber Heights OH City School District GO	4.000%	12/1/34		2,000	2,184
Hudson City School District OH GO	4.000%	12/1/31		400	444
Hudson City School District OH GO	4.000%	12/1/32		420	465
Hudson City School District OH GO	4.000%	12/1/33		420	463
Indian Creek OH Local School District GO	5.000%	11/1/55		3,000	3,514
Indian Creek OH Local School District GO	5.000%	11/1/55	(15)	1,000	1,163
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38		25,850	28,426
[3] JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.470%	6/7/19		1,180	1,180
Kent State University Ohio Revenue	5.000%	5/1/37		4,185	4,529
Kettering OH City School District GO	5.000%	12/1/31		250	311
Kettering OH City School District GO	5.250%	12/1/31	(4)	1,000	1,258
Kettering OH City School District GO	4.000%	12/1/33		260	292
Kettering OH City School District GO	4.000%	12/1/35		375	417
Kettering OH City School District GO	3.375%	12/1/46		575	581
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44		1,500	1,714
Lakewood OH City School District GO	4.000%	11/1/28		200	231
Lakewood OH City School District GO	4.000%	11/1/30		235	268
Lakewood OH City School District GO	4.000%	11/1/31		440	498

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lakewood OH City School District GO	4.000%	11/1/32		240	270
Lakewood OH City School District GO	4.000%	11/1/33		375	420
Lakewood OH City School District GO	4.000%	11/1/34		430	479
Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/20		505	516
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/21		340	364
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/22		235	258
Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/23		430	485
Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/24		555	632
Lancaster OH Port Authority Gas Supply Revenue	5.000%	2/1/25		360	419
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,500	12,211
Little Miami OH School District GO	4.000%	11/1/55		3,305	3,447
Lorain County OH Community College District General Revenue	5.000%	6/1/21	(Prere.)	4,530	4,849
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/23		1,000	1,126
Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/30		2,500	2,758
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	2,540	2,814
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.500%	11/15/21	(Prere.)	2,000	2,239
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		10,750	12,563
Madison OH Local School District GO	5.250%	12/1/37		3,815	4,204
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/45		6,000	6,991
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		4,000	4,639
Miami Trace OH Local School District GO	5.000%	12/1/48		3,730	4,300
Miami Valley OH Career Technology Center GO	4.000%	12/1/33		725	818
Miami Valley OH Career Technology Center GO	4.000%	12/1/34		1,465	1,641
Miami Valley OH Career Technology Center GO	5.000%	12/1/44		4,520	5,375
Miamisburg OH City School District GO	5.000%	12/1/33		675	794
Miamisburg OH City School District GO	5.000%	12/1/36		500	581
Middleburg Heights OH Hospital Revenue (Southwest General)	5.250%	8/1/41		1,000	1,064
Middleburg Heights OH Hospital Revenue (Southwest General)	5.000%	8/1/47		5,000	5,329
Middletown OH City School District GO	5.250%	12/1/40		2,000	2,221
Middletown OH City School District GO	5.250%	12/1/48		5,870	6,500
Milford OH Exempt Village School District GO	5.000%	12/1/35		1,100	1,280
Milford OH Exempt Village School District GO	5.000%	12/1/36		1,250	1,452
Montgomery County OH Revenue (Catholic Health Initiatives)	5.250%	5/1/29		1,955	2,256

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County OH Revenue (Catholic Health Initiatives)	6.250%	10/1/33		15	15
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/23		1,000	1,053
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	2.180%	6/3/19	LOC	10,800	10,800
[3] Montgomery County OH Revenue (Premier Health Partners Obligated Group) TOB VRDO	2.280%	6/3/19	LOC	2,000	2,000
North Olmsted OH School District GO	0.000%	12/1/26		1,000	860
North Olmsted OH School District GO	0.000%	12/1/27		1,610	1,342
North Olmsted OH School District GO	4.000%	12/1/41		1,310	1,429
North Ridgeville OH City School District GO	4.000%	12/1/44		3,000	3,255
North Royalton OH City School District GO	4.000%	12/1/33		1,000	1,089
North Royalton OH City School District GO	4.000%	12/1/34		1,500	1,624
North Royalton OH City School District GO	5.000%	12/1/47		6,120	7,027
Northeast OH Medical University Revenue	5.000%	12/1/42		475	496
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	5/15/23	(Prere.)	12,430	14,112
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/31		2,100	2,440
Northeast Ohio Regional Sewer District Wastewater Revenue	4.000%	11/15/34		6,775	7,615
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/39		4,340	4,981
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/44		7,500	8,563
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49		2,000	2,279
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/29	(4)	785	898
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/30	(4)	865	982
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/35	(4)	1,390	1,541
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/36	(4)	1,495	1,652
Northeastern OH Local School District (Clark County) GO	4.000%	12/1/55	(4)	1,000	1,065
Northwest Local School District Ohio GO	5.000%	12/1/40		1,650	1,867
Northwest Local School District Ohio GO	5.000%	12/1/45		3,760	4,247
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project)	5.800%	12/1/38		2,000	2,035
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/30		1,790	2,244
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36		2,765	3,295
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	2/1/30		550	657
Ohio Common Schools GO VRDO	1.360%	6/7/19		2,875	2,875

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/26		1,000	1,217
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/26		515	634
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/27		900	1,120
Ohio GO	5.000%	3/15/23		8,310	9,393
Ohio GO	5.000%	9/1/26		2,500	3,090
Ohio GO	5.000%	9/15/26		1,485	1,837
Ohio GO	5.000%	3/15/27		6,425	7,456
Ohio GO	5.000%	9/1/30		5,000	6,319
Ohio GO	5.000%	3/1/32		1,835	2,097
Ohio GO	5.000%	3/15/32		1,135	1,298
Ohio GO	5.000%	2/1/36		4,250	5,011
Ohio GO	5.000%	6/15/36		2,785	3,289
Ohio GO	5.000%	3/15/37		9,745	11,041
Ohio GO VRDO	1.450%	6/7/19		5,700	5,700
Ohio Higher Education GO	5.000%	5/1/30		3,000	3,545
Ohio Higher Education GO	5.000%	5/1/32		5,000	5,868
Ohio Higher Education GO	5.000%	5/1/34		3,840	4,485
Ohio Higher Education GO	5.000%	5/1/36		4,960	5,767
Ohio Higher Education GO	5.000%	5/1/37		4,330	5,022
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.250%	12/1/26	(14)	3,520	4,420
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	4.000%	12/1/33		3,000	3,290
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		2,500	2,930
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/42		3,275	3,593
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	2.150%	6/3/19		400	400
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	2.180%	6/3/19		1,560	1,560
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/32		345	423
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/36		615	743
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/38		1,725	2,071
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/45		1,000	1,190
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		800	1,008
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/33		900	1,130
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/34		725	906

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/42		1,900	2,238
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.250%	11/1/46		1,500	1,795
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/31		2,040	2,380
Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/41		4,000	4,536
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/31		300	361
Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/37		5,955	6,565
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/35		850	1,010
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/42		500	587
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47		3,725	4,005
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	10/1/47		7,000	7,545
Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/26		1,360	1,589
Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/27		1,430	1,663
Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	5/15/20	(Prere.)	270	281
Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/35		1,415	1,467
Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/40		3,260	3,374
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/29		2,575	2,842
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.625%	12/1/41		2,015	2,124
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/44		2,000	2,256
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/48		4,000	4,723
Ohio Higher Educational Facility Commission Revenue (University of Findlay Project)	5.000%	3/1/44		4,000	4,354
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/24		1,000	1,136
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/25		1,500	1,738
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/27		1,000	1,154
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/32		1,000	1,131
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33		750	845
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/25		1,150	1,360

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33	5,430	6,651
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34	3,605	4,030
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/39	3,000	3,295
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40	2,000	2,206
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/41	2,000	2,200
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/42	2,000	2,196
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43	6,000	6,542
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43	2,000	2,194
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	3.550%	1/1/46	3,000	3,095
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46	10,000	10,935
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/29	35	41
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	6,015	6,345
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/46	40	42
Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21	1,055	1,056
Ohio Housing Finance Agency Residential Mortgage Revenue	4.100%	3/1/42	1,030	1,077
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	9/1/48	2,335	2,493
Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	3/1/49	4,000	4,234
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/29	1,655	2,077
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/30	1,740	2,167
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/33	3,205	3,930
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,850	4,857
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,410	4,154
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,855	2,255
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29	6,210	7,510
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/29	1,095	1,362
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/30	3,615	4,225

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/29	1,500	1,883
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,922
Ohio State University General Receipts Revenue	5.000%	6/1/38	8,045	8,944
Ohio State University General Receipts Revenue	5.000%	12/1/39	5,250	6,034
Ohio State University General Receipts Revenue VRDO	1.300%	6/7/19	1,855	1,855
Ohio State University General Receipts Revenue VRDO	1.350%	6/7/19	600	600
Ohio State University General Receipts Revenue VRDO	1.360%	6/7/19	17,090	17,090
Ohio Transportation Project Revenue	3.125%	11/15/34	435	445
Ohio Transportation Project Revenue	3.375%	11/15/39	2,020	2,069
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,045
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,664
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	3,567
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,840	2,024
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,532
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,516
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,292
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,240
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	12,000	13,118
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,185
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,563
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,878
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,847
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,879
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,740
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/33	6,000	6,698
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/37	2,550	3,060
Ohio Water Development Authority Fresh Water Revenue	4.000%	6/1/36	3,000	3,294
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	1,920	2,483
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,267
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/30	9,045	11,224
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/31	1,025	1,263
Olentangy OH Local School District GO	4.000%	12/1/33	1,300	1,464
Olentangy OH Local School District GO	4.000%	12/1/34	500	561
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,733
Reynoldsburg OH GO	3.550%	12/1/42	800	830
Reynoldsburg OH GO	3.600%	12/1/48	700	727
Rossford OH Exempted Village School District GO	4.000%	12/1/53	2,180	2,311
Sandusky OH School District GO	5.000%	11/1/47	2,290	2,474

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South-Western City OH School District GO	5.000%	12/1/36		335	365
Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/34		500	557
Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/42		1,650	1,799
Southwest OH Local School District (Hamilton County) GO	5.000%	1/15/30		1,295	1,606
Southwest OH Local School District (Hamilton County) GO	4.000%	1/15/55		3,400	3,591
Toledo OH City School District GO	5.000%	12/1/28		4,730	5,386
Toledo OH Waterworks Revenue	5.000%	11/15/29		2,205	2,668
Toledo OH Waterworks Revenue	5.000%	11/15/37		3,125	3,669
Toledo OH Waterworks Revenue	5.000%	11/15/38		4,000	4,417
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/34		1,000	1,053
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/39		1,000	1,047
Tri Valley OH Local School District GO	5.500%	12/1/19	(14)	660	672
Union County OH Memorial Hospital Revenue	5.000%	12/1/26		200	245
Union County OH Memorial Hospital Revenue	5.000%	12/1/27		215	264
Union County OH Memorial Hospital Revenue	5.000%	12/1/28		530	649
Union County OH Memorial Hospital Revenue	5.000%	12/1/37		950	1,118
Union County OH Memorial Hospital Revenue	5.000%	12/1/38		600	704
Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,500	2,912
University of Akron OH General Receipts Revenue	5.000%	1/1/28		15	17
University of Akron OH General Receipts Revenue	5.000%	1/1/30		10	12
University of Akron OH General Receipts Revenue	5.000%	1/1/33		2,975	3,341
University of Cincinnati OH General Receipts Revenue	5.000%	6/1/36		805	976
University of Cincinnati OH General Receipts Revenue	5.000%	6/1/46		3,795	4,384
University of Cincinnati OH General Receipts Revenue	5.000%	6/1/47		3,700	4,333
University of Toledo OH Revenue	5.000%	6/1/27		100	124
Upper Arlington OH School District GO	4.000%	12/1/35		1,795	2,003
Upper Arlington OH School District GO	4.000%	12/1/36		1,750	1,946
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/31		870	970
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.750%	7/1/33		600	683
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/39		1,045	1,142

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.500%	7/1/39	1,225	1,361
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/44	30	31
Westerville OH School District COP	5.000%	12/1/41	2,100	2,483
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/30	1,350	1,587
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/32	1,395	1,637
Winton Woods City OH School District GO	0.000%	11/1/29	885	683
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	748
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	727
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	783
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,026
Worthington OH City School District GO	3.750%	12/1/48	3,515	3,716
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,185
Wright State University Ohio General Revenue	5.000%	5/1/31	4,350	4,551
				1,298,313
Guam (0.2%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	2,300	2,512

Puerto Rico (0.0%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	8	7
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	81	61
				68
Total Tax-Exempt Municipal Bonds (Cost $1,236,988)				1,300,893

Ohio Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	62
Receivables for Investment Securities Sold	300
Receivables for Accrued Income	16,550
Receivables for Capital Shares Issued	816
Variation Margin Receivable—Futures Contracts	222
Other Assets	228
Total Other Assets	18,178
Liabilities
Payables for Investment Securities Purchased	(14,504)
Payables for Capital Shares Redeemed	(837)
Payables for Distributions	(971)
Payables to Vanguard	(775)
Variation Margin Payable—Futures Contracts	(222)
Total Liabilities	(17,309)
Net Assets (100%)
Applicable to 102,066,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,301,762
Net Asset Value Per Share	$12.75

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,235,028
Total Distributable Earnings (Loss)	66,734
Net Assets	1,301,762

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

2 Securities with a value of $582,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $3,180,000, representing 0.2% of net assets.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	411	88,230	430

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(199)	(23,356)	(128)
10-Year U.S. Treasury Note	September 2019	(105)	(13,309)	(129)
30-Year U.S. Treasury Bond	September 2019	(24)	(3,689)	(111)
Ultra Long U.S. Treasury Bond	September 2019	(9)	(1,582)	(40)
				(408)
				22

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	20,378
Total Income	20,378
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative	639
Marketing and Distribution	59
Custodian Fees	3
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	796
Net Investment Income	19,582
Realized Net Gain (Loss)
Investment Securities Sold	3,772
Futures Contracts	(656)
Realized Net Gain (Loss)	3,116
Change in Unrealized Appreciation (Depreciation)
Investment Securities	55,782
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	55,788
Net Increase (Decrease) in Net Assets Resulting from Operations	78,486

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,582	38,868
Realized Net Gain (Loss)	3,116	3,540
Change in Unrealized Appreciation (Depreciation)	55,788	(33,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,486	8,976
Distributions
Net Investment Income	(19,582)	(38,869)
Realized Capital Gain[1]	(2,850)	(6,278)
Total Distributions	(22,432)	(45,147)
Capital Share Transactions
Issued	137,103	170,301
Issued in Lieu of Cash Distributions	15,982	32,504
Redeemed	(75,320)	(193,510)
Net Increase (Decrease) from Capital Share Transactions	77,765	9,295
Total Increase (Decrease)	133,819	(26,876)
Net Assets
Beginning of Period	1,167,943	1,194,819
End of Period	1,301,762	1,167,943

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $19,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.19	$12.56	$12.23	$12.62	$12.63	$11.93
Investment Operations
Net Investment Income	.199 [1]	.402 [1]	.401 [1]	.408	.427	.444
Net Realized and Unrealized Gain (Loss) on Investments	.590	(.304)	.385	(.331)	.055	.749
Total from Investment Operations	.789	.098	.786	.077	.482	1.193
Distributions
Dividends from Net Investment Income	(.199)	(.402)	(.401)	(.408)	(.427)	(.444)
Distributions from Realized Capital Gains	(.030)	(.066)	(.055)	(.059)	(.065)	(.049)
Total Distributions	(.229)	(.468)	(.456)	(.467)	(.492)	(.493)
Net Asset Value, End of Period	$12.75	$12.19	$12.56	$12.23	$12.62	$12.63
Total Return[2]	6.52%	0.79%	6.52%	0.51%	3.90%	10.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,302	$1,168	$1,195	$1,131	$1,019	$965
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.20%	3.26%	3.20%	3.17%	3.39%	3.60%
Portfolio Turnover Rate	28%	39%	34%	15%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Ohio Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $62,000, representing 0.00% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Ohio Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,300,893	—
Futures Contracts—Assets[1]	222	—	—
Futures Contracts—Liabilities[1]	(222)	—	—
Total	—	1,300,893	—

1 Represents variation margin on the last day of the reporting period.

D.  As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,237,279
Gross Unrealized Appreciation	64,094
Gross Unrealized Depreciation	(458)
Net Unrealized Appreciation (Depreciation)	63,636

E.  During the six months ended May 31, 2019, the fund purchased $247,945,000 of investment securities and sold $167,578,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $97,252,000 and $136,132,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	11,021	13,785
Issued in Lieu of Cash Distributions	1,282	2,631
Redeemed	(6,063)	(15,739)
Net Increase (Decrease) in Shares Outstanding	6,240	677

G.  Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.